LORD ABBETT RESEARCH FUND, INC.

90 Hudson Street

Jersey City, New Jersey 07302-3973

April 5, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549-4720

Re:	Lord Abbett Research Fund, Inc. (the “Registrant”)
1933 Act File No. 033-47641
1940 Act File No. 811-06650

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the prospectus and the statement of additional information contained in Post-Effective Amendment No. 59 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on March 29, 2017.

Any communications relating to this filing should be directed to the undersigned at (201) 827-4189.

Sincerely,

/s/ Mandy Athwal

Mandy Athwal

Paralegal

Lord, Abbett & Co. LLC